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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund

First Western Short Duration Bond Fund

First Western Short Duration
High Yield Credit Fund

SEMI-ANNUAL REPORT

February 28, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-292-6775 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-292-6775. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

FIRST WESTERN FUNDS
Semi-Annual Shareholder Letter
April 25, 2019 (Unaudited)

“Singing in the Rain”

The Golden Age of Hollywood provided us with numerous scenes and quotes that remain an indelible part of pop culture. Lines such as “Here’s looking at you, kid” and “Toto, I’ve got a feeling we’re not in Kansas anymore” are deservedly in the category, but so too are the rolling hills in the Swiss Alps with Julie Andrews singing in “The Sound of Music” and the shower scene from Psycho. Justifiably high on the list is the iconic Gene Kelly dance number in a deluge from Singing in the Rain. Undeterred by the downpour and, in fact, enjoying it, the famed actor and dancer joyously splashed in the puddles and twirled around the light post.

A different type of deluge hit the financial markets in Q4 2018. Stocks sales poured down during the final weeks of the year, causing the major indices to suffer their worst annual setbacks in a decade. Fears of Fed tightening, trade tensions with China, Brexit difficulties, slower domestic and global growth, and midterm elections were most often cited as primary factors that raised investor uncertainty and sparked the selloff.

Yet, the page was turned and 2019 rolled in. With that numerical change, however, came a rather drastic turnaround in investor attitudes and the marketplace. To be certain, the last week of December may have been the start of the equity rebound as one of the worst market plunges was followed by an aggressive rally of more than 1,000 points. And that was only the beginning as the markets kept on rallying through the first three months of 2019 and produced the best quarterly returns in a decade.

Curiously, bond investors did not share the enthusiasm of their equity brethren. Breaking a longstanding negative correlation in which bond prices moved opposite that of equities, the demand for the safety of bonds never relinquished from its newfound popularity during the Q4 equity demise. Further confusing was the behavior of the yield curve as more severe flattening occurred during the Q1 equity rebound. Interpreted as an indicator of an economic slowdown, the nearly flat yield curve began gaining more press and triggering unease. With many economists and pundits predicting an increasing risk of recession, the yield curve upped the ante and inverted on the short end of the curve. Thus, the yield on three-month bills and two-year Treasury notes had yields higher than those of five-year Treasuries. Much research has been done on yield curve inversions, suggesting that recessions typically follow this yield curve phenomenon somewhere between 6 and 24 months from the initial inversion. Technicalities certainly exist and numerous prognosticators have argued these points. They contest that the yield curve inversion must be represented by the more traditional 2-year note or 3-month T-bill relative to the 10-year note, rather than between the shorter securities, and must also persist for several days in a row. However, in late March, when the yield on the 3-month T-bill was suddenly above that of the 10-year, those arguments appeared weakened.

Following the yield curve inversion, one might expect the giddiness in the equity markets to subside. Far from it. The Dow Industrials, S&P 500, and Nasdaq produced gaudy returns of more than 12% in the quarter. Undeterred by earnings growth that may have slowed to near zero in the period and quarterly GDP that will potentially be half that of last year’s pace, equity investors seem to be “singing in the rain.” Not worried about the further evidence of a global slowdown, the increasingly problematic Brexit stalemate, nor the delayed Chinese tariff settlement, the optimists received the panacea from the Fed. Having apparently reached a neutral interest rate earlier than most expected, the Fed announced that rate hikes have ceased. Music to their ears, the party only got better when the Fed laid out its plan to also (prematurely) end its balance sheet reduction plan. After building its holdings up to $4.5 trillion, the original consensus expectation was for the Fed to pare its balance sheet to around $2.5 trillion over several quarters. However, the recently released updated plan (reprieve) ends the qualitative tightening program in September at a higher expected balance of roughly $3.5 trillion. Let the jumping in the puddles ensue.

One market is right and one is wrong. With the yield on the 3-month T-bills exceeding that of all Treasury notes out to ten years, and with the absolute level of yields having fallen by more than one-half a percent over the past two quarters for nearly all Treasury notes, the bond market has loudly voiced its concerns. Importantly, the monetary tightening that was recently on autopilot and thought to persist for another year was quickly ended as the Fed interpreted market and economic signals. Fed Chairman Powell reversed course so abruptly that many believe it speaks volumes about the central bank’s anxieties regarding the economy and markets. So severe has the about-face been that the futures market is now predicting approximately a 50% probability of a rate cut as soon as September and more than a 60% chance by year end. Although financial market participants often overreact, one cannot dismiss the dramatic turn of events, with the significant reversal from anticipated rate hikes to rate cuts. Should this be cheered or feared?

In contrast, the cheering was deafening from equity investors, with aggressive purchasing and sizeable inflows quickly replacing the fear and loathing from December. Much of the excitement was related to the re-emergence of the famed Fed backstop, aka the Powell Put, which has given investors confidence that the central bank has their back and will always swoop in to save them should the stock market falter. Breaking this addiction to cheap money has proved challenging. So, too, the perverse and dominant market psychology - that bad news is good – appears difficult to overcome. Repeatedly, the markets have breathed a sigh of relief following disappointing economic news, presuming that the Fed would slow the pace or end the policy of tighter money. FOMO (fear of missing out), a pervasive apprehension that others might be having rewarding experiences from which one is absent, has also possibly been playing a role in the recent rally. Investors’ fear of missing out on higher stock prices can result in a dismissal or minimization of certain observable market risks, a dangerous behavior that could lead to outsized risk taking and likely end badly. Lastly, persistent optimism that China and the U.S. will resolve the trade war, resulting in a removal of tariffs, an increase in global growth, and another leg up in the already impressive equity rally, has similarly provided support. However, the Q4 equity market downturn, the bond market inversion, and the Fed retreat should not be ignored. Simply surveying global yields will quickly reveal the depth of the issue and provide valuable information. Following the recent downturn in sovereign yields, the total sum of negative-yielding debt has reached $10 trillion, representing approximately one-fifth of the global universe of investment grade bonds! Unfortunately, extremely low or negative rates have come to be expected by investors, and missing is the critical examination as to why the condition exists.

Powell has commenced preparations for bad weather, yet still is trying to sing the praises of healthy economic fundamentals in the U.S. Assuming the disappointing February employment report, in which only 20,000 new jobs were reported, was an outlier, this sector has remained the brightest light over the past several quarters. Powell certainly can point to the low unemployment rate and the steady improvement in wages. Other major indicators, however, have become decidedly less robust and clouded the outlook. Though still signifying expansion, the manufacturing sector is well off its highs as new orders have fallen meaningfully. Existing home sales have steadily dropped from its 2018 pace, though February exhibited a nice bounce back. Housing affordability remains a serious challenge, though lower mortgage rates will provide some relief. Weaker retail sales and durable goods orders provide more evidence of an economy that has decelerated. Furthermore, despite the sanctions, trade deficits have actually increased, promising to raise issues with other trading partners. The budget deficit has also worsened, putting additional pressure on funding. Combined with the considerable decrease in benchmark rates and flattening of the yield curve, it would be unwise to assume that the domestic economy can register growth comparable to last year. Nor would it be advisable to believe that easier Fed policy is a cure-all. Noting the discernable economic slowdown and the various risks facing the markets, wisely preparing for a potential change in the weather with a raincoat and umbrella seems most prudent.

The First Western Fixed Income Fund (FWFIX)

Weaker global growth, a moderation in U.S. prospects, and the fourth quarter downturn in risk assets prompted a Fed reversal. The methodical increases in short-term rates are likely finished and the reduction in the Fed’s balance sheet will cease in September, both well ahead of expectations. Omitting the February outlier, the employment sector continues to display strength, both with healthy job gains and improving wages. However, consumer confidence, housing, manufacturing, and trade appear less robust, resulting in much lower GDP guidance in the quarters ahead. Although the futures market is pointing toward a rate cut later this year, the actual likelihood of that severe of a turnaround in monetary policy is much more remote. Financial markets rejoiced following the Fed pivot, with significant inflows into most sectors of the equity and bond market. Strangely, though, as risk assets rebounded, the typical move higher in benchmark U.S. government yields did not occur. In fact, rates continued their descent and the yield curve experienced further flattening. An end to rate hikes and the market expectation of a potential cut should engender a steeper yield curve, but clearly the rates market does not share the enthusiasm notable elsewhere. The slight inversion raises the probability of an upcoming recession, though other confirming signals have yet to emerge. Nonetheless, the rally in bond prices that began in the second half of Q4 was able to reverse earlier losses and produce modest gains during the six-month period through February 2019. The improvement in credit spreads proved beneficial to corporate bonds and added value to the Fund. However, as growth concerns have developed over the past year, the Fund’s allocation to corporate bonds has been reduced meaningfully in an effort to improve the overall credit quality. In turn, the proceeds from corporate bond sales have been used to increase the allocation to Treasuries and lengthen the portfolio duration. Having been significantly underweight both Treasuries and duration for quite some time, while the adjustments aided performance, the Fund’s quarterly returns still slightly lagged that of the index. During the six months ended February 28, 2019, FWFIX generated a net return of 1.90% versus the 1.99% gain for the Bloomberg Barclays Aggregate Bond Index.

The First Western Short Duration Bond Fund (FWSBX)

The yield curve inversion among shorter maturities, which has been more pronounced and prolonged, has proven challenging for limited duration strategies. Trade opportunities in which the purchase of a longer maturity bond may result in lower yields are less attractive to most managers, yet the longer maturity bonds could produce superior total returns over time should the benchmark continue to fall. With a near-term view that the economy has settled back to a slower growth environment, though a higher probability of a mid-term recession has emerged, the Fund has refrained from most extension trades. Instead, maintaining a comfortable yield advantage to similar maturity Treasuries while being cognizant of the increasing global risks has been a primary focus. While there has been an attempt to reduce credit risk by moving up in quality, the reduction in the overall corporate bond allocation has been less severe than that of the intermediate investment grade strategies (such as FWFIX). Still, the Fund’s holdings of U.S. Treasuries have steadily increased over the past several months as the relative attractiveness of safer, government instruments and the desire for improved liquidity were motivations. However, the Fund has maintained its sizeable overweight allocations to mortgage-backed securities and corporate bonds, believing that the risk of these one-year to three-year bonds is manageable. The limited downsizing that has occurred in the credit sector has been redeployed into Treasuries and asset-backed securities. For the six months ended February 28, 2019, due to the downturn in corporate bonds late in Q4, FWSBX trailed its index as it generated a net return of 1.46% versus the 1.67% gain for the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index.

The First Western Short Duration High Yield Credit Fund (FWSHX)

Mimicking the seemingly impenetrable equity markets, high yield roared back to life after a turbulent fourth quarter. Investors flocked back to the asset class, pouring in more than $10B, after yields tipped over 8% - a level market participants have not been accustomed to for quite some time. The apparent cheap valuation was further supported by abating fears of rising interest rates after the Fed indicated hikes, at a minimum, would be put on pause, as well as constructive dialogue around global trade and generally positive fourth quarter earnings. In addition, new issue supply remained fairly light compared to historical averages, helping buoy demand in the secondary market. As the risk-on mindset came back in fashion, CCC-rated securities were once again the most sought after high yield sector. In fact, the CCC-rated sub-segment was the best-performing fixed income asset class in early 2019. From a sector standpoint, nearly every industry generated positive returns, led by Capital Goods, Finance, and Health Care. Even the Automotive sector, which has been negatively impacted by slowing Chinese demand and the implementation of tariffs, posted favorable results. During the six months ended February 28, 2019, the First Western Short Duration High Yield Credit Fund (FWSHX) produced a net return of 1.85% while the corresponding benchmark, the ICE BofA Merrill Lynch 1-5 Year Cash Pay High Yield Constrained Index, gained 1.64%.

FIRST WESTERN FIXED INCOME FUND

Portfolio Information
February 28, 2019 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 3.000%, due 10/31/25	2.9%
Tennessee Valley Authority, 7.125%, due 05/01/30	2.0%
U.S. Treasury Bonds, 5.250%, due 11/15/28	2.0%
JPMorgan Mortgage Trust, Series 2004-A4, floating rate note, 4.388%, due 09/25/34	1.7%
U.S. Treasury Bonds, 2.875%, due 07/31/25	1.6%
U.S. Treasury Bonds, 2.375%, due 08/15/24	1.6%
U.S. Treasury Bonds, 5.250%, due 02/15/29	1.5%
Sequoia Mortgage Trust, Series 2013-6-A2, 3.000%, due 05/25/43	1.4%
U.S. Treasury Bonds, 6.250%, due 08/15/23	1.4%
FHLMC, Pool #FG C91859, 3.500%, due 12/01/35	1.2%

FIRST WESTERN SHORT DURATION BOND FUND

Portfolio Information
February 28, 2019 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
FNMA, Series 2013-62-QA, 3.000%, due 06/25/37	1.9%
U.S. Treasury Notes, 2.625%, due 08/15/20	1.7%
Flagship Credit Auto Trust, 144A, Series 2016-3, 2.720%, due 07/15/22	1.6%
U.S. Treasury Notes, 3.625%, due 02/15/21	1.5%
FHLMC, Series 4800-KE, 3.500%, due 12/15/40	1.4%
FNMA, Series 2012-111-VA, 3.500%, due 10/25/25	1.2%
GNMA, Series 2018-118-A, floating rate note, 2.900%, due 08/16/60	1.2%
SBA Tower Trust, 144A, Series 2016-1, 2.877%, due 07/10/46	1.2%
Wells Fargo Mortgage-Backed Securities, Series 2005-AR9-3A1, floating rate note, 4.466%, due 06/25/34	1.1%
Sequoia Mortgage Trust, 144A, Series 2014-4, 3.000%, due 11/25/44	1.1%

FIRST WESTERN SHORT DURATION
HIGH YIELD CREDIT FUND

Portfolio Information
February 28, 2019 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Hughes Satellite Systems Corporation, 7.625%, due 06/15/21	1.8%
Kinetic Concepts, Inc., 144A, 12.500%, due 11/01/21	1.5%
Jack Ohio Finance, LLC, 144A, 10.250%, due 11/15/22	1.5%
Mercer International, Inc., 6.500%, due 02/01/24	1.5%
Carrols Restaurant Group, Inc., 8.000%, due 05/01/22	1.5%
Tenet Healthcare Corporation, 8.125%, due 04/01/22	1.5%
MGM Resorts International, 6.000%, due 03/15/23	1.5%
Garda World Security Corporation, 144A, 7.250%, due 11/15/21	1.5%
Enviva Partners, L.P., 8.500%, due 11/02/21	1.5%
AV Homes, Inc., 6.625%, due 05/15/22	1.5%

FIRST WESTERN FIXED INCOME FUND Schedule of Investments February 28, 2019 (Unaudited)
U.S. TREASURY OBLIGATIONS — 14.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$750,000	$866,777
U.S. Treasury Bonds	2.375%	08/15/24	1,000,000	990,859
U.S. Treasury Notes	2.250%	11/15/24	500,000	491,484
U.S. Treasury Bonds	2.875%	07/31/25	1,000,000	1,016,328
U.S. Treasury Notes	3.000%	10/31/25	1,790,000	1,832,583
U.S. Treasury Notes	2.250%	11/15/25	550,000	537,754
U.S. Treasury Notes	1.625%	02/15/26	650,000	609,020
U.S. Treasury Notes	2.875%	05/15/28	605,000	613,484
U.S. Treasury Bonds	5.250%	11/15/28	1,025,000	1,244,694
U.S. Treasury Bonds	5.250%	02/15/29	750,000	914,151
Total U.S. Treasury Obligations (Cost $9,120,310)				$9,117,134

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 1.9%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$300,272
Federal Home Loan Bank	2.125%	03/10/23	350,000	344,223
Federal Home Loan Bank	3.250%	03/08/24	535,000	550,023
				1,194,518
Tennessee Valley Authority — 2.0%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,262,589

Total U.S. Government Agency Obligations (Cost $2,477,205)				$2,457,107

MORTGAGE-BACKED SECURITIES — 41.6%	Coupon	Maturity	Par Value	Value
Commercial — 29.8%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$218,397	$220,830
Bank of America Funding Corporation, Series 2003-J (a)	4.673%	11/25/33	627,461	629,677
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	4.836%	02/25/34	178,565	181,109

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 29.8% (Continued)
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.656%	03/20/35	$45,218	$45,508
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	4.215%	01/25/34	367,885	361,439
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	3.170%	11/25/34	27,969	27,874
Centex Home Equity Loan Trust, Series 2004-D-AF6	5.170%	09/25/34	3,205	3,228
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (H15T1Y + 2.10) (a)	4.319%	05/25/34	337,670	346,731
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	235,334	233,958
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.690%	11/25/34	309,728	314,428
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	234,504	240,183
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.413%	12/19/33	104,091	105,910
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.840%	11/25/32	59,226	59,422
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	44,395	44,804
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	14,027	14,007
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.390%	11/25/34	135,360	135,464
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	3.150%	12/25/34	76,999	77,004
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.322%	05/19/33	121,949	123,370
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	3.040%	06/19/34	165,495	158,957

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 29.8% (Continued)
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	3.430%	03/25/35	$159,382	$154,171
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	3.090%	05/25/35	446,220	439,358
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.990%	05/25/37	683,701	678,268
Impac CMB Trust, 144A, Series 2007-A-M1 (a)	3.290%	05/25/37	680,042	670,905
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.890%	08/25/33	63,043	64,073
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	2.840%	05/25/36	690,159	678,921
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	3.010%	01/25/36	260,615	257,178
JPMorgan Mortgage Trust, Series 2003-A1 (a)	4.129%	10/25/33	225,007	227,546
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	4.152%	02/25/34	202,603	201,326
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	4.145%	06/25/34	223,377	224,089
JPMorgan Mortgage Trust, Series 2004-A4 (a)	4.388%	09/25/34	1,073,419	1,082,922
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.393%	12/25/34	84,639	86,959
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.406%	07/25/43	228,866	226,167
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	461,315	452,816
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	3.050%	10/25/34	541,147	525,025
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.231%	09/25/33	248,925	250,364
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	166,026	167,966
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	4.074%	05/25/34	216,285	213,059

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 29.8% (Continued)
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.683%	12/25/34	$584,908	$598,866
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	114,484	114,757
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.677%	08/25/35	248,927	252,747
New Residential Mortgage Loan Trust, 144A, Series 2015-2A	3.750%	08/25/55	579,643	579,304
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	406,615	413,196
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	192,635	195,451
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	474,166	469,163
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	3.120%	01/20/34	235,873	231,606
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	3.045%	07/20/34	292,954	290,062
Sequoia Mortgage Trust, Series 2012-3-A2 (a)	3.000%	07/25/42	151,682	148,248
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	119,147	114,800
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	893,002	872,173
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	4.378%	02/25/34	249,850	249,883
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.450%	08/25/33	133,254	133,533
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	3.180%	02/19/35	441,534	424,743
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	3.203%	01/19/34	63,188	61,592

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 29.8% (Continued)
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	3.203%	12/19/34	$275,094	$279,641
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.560%	01/25/32	65,654	70,833
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.560%	01/26/32	55,535	55,679
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	4.245%	03/25/33	221,171	221,474
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	96,216	98,981
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.152%	08/25/33	660,805	678,463
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.231%	08/25/33	475,977	483,548
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.306%	02/27/34	168,944	165,997
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	3.290%	10/25/45	438,436	456,081
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	635,444	659,889
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	4.465%	06/25/33	5,310	5,374
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	4.584%	10/25/33	232,180	235,293
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.684%	11/25/33	195,500	199,297
				18,685,690

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 7.6%
FHLMC, Series 2999-ND	4.500%	07/15/20	$7,431	$7,449
FHLMC, Series 2515-UP	5.500%	10/15/22	46,794	47,749
FHLMC, Series 3827-HA	3.500%	11/15/25	202,859	206,105
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	491,509
FHLMC, Series 2569-LD	5.500%	02/15/33	92,624	101,713
FHLMC, Series 3793-UA	4.000%	06/15/33	82,798	85,103
FHLMC, Series 3017-MK	5.000%	12/15/34	249	249
FHLMC, Pool #FG C91859	3.500%	12/01/35	776,751	785,172
FHLMC, Series 4011-NP	3.000%	07/15/39	12,965	12,943
FHLMC, Series 3919-BG	3.000%	08/15/39	354,345	353,833
FHLMC, Series 3622-WA	5.500%	09/15/39	553,374	600,949
FHLMC, Series 3610-CA	4.500%	12/15/39	364,108	385,754
FHLMC, Series 3843-JA	4.000%	04/15/40	75,072	77,063
FHLMC, Series 3940-PD	2.500%	02/15/41	340,915	336,029
FHLMC, Series 4017-MA	3.000%	03/15/41	71,912	71,178
FHLMC, Series 4077-AP	4.000%	01/15/42	165,236	168,384
FHLMC, Series 4673-KA	3.500%	08/15/42	363,151	368,023
FHLMC, Series 4183-PA	3.500%	01/15/43	189,634	191,928
FHLMC, Series 4769-L	4.000%	06/15/44	474,030	485,812
				4,776,945
Federal National Mortgage Association — 3.0%
FNMA, Series 2015-M11-A1	2.097%	04/25/25	8,608	8,593
FNMA, Series 2005-80-BA	5.000%	04/25/29	62,222	65,020
FNMA, Series 2009-96-DB	4.000%	11/25/29	279,198	291,387
FNMA, Pool #MA1201	3.500%	10/01/32	278,422	282,806
FNMA, Pool #MA0584	4.500%	10/01/40	48,572	49,586
FNMA, Series 2016-49	3.500%	01/25/43	345,236	349,357
FNMA, Series 2014-80-KA	2.000%	03/25/44	143,237	131,596
FNMA, Series 2016-38	3.000%	01/25/46	428,102	424,613
FNMA, Series 2016-89-CG	3.000%	04/25/46	304,254	302,978
				1,905,936
Government National Mortgage Association — 1.1%
GNMA, Series 2009-104-KA	4.500%	08/16/39	137,317	141,561
GNMA, Series 2011-138-PX	4.000%	06/20/41	40,633	41,263
GNMA, Series 2015-185-P	2.750%	11/20/42	508,169	502,900
				685,724

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration — 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	$80,222	$86,311

Total Mortgage-Backed Securities (Cost $25,991,244)				$26,140,606

MUNICIPAL BONDS — 1.3%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$173,450
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	658,807
Total Municipal Bonds (Cost $825,528)				$832,257

ASSET-BACKED SECURITIES — 2.1%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 15-1A A2II	3.980%	02/20/45	$576,000	$577,440
Domino's Pizza Master Issuer, LLC, 144A, Series 2018-1A-A2I	4.116%	07/25/48	746,360	744,509
Total Asset-Backed Securities (Cost $1,338,000)				$1,321,949

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 33.7%	Coupon	Maturity	Par Value	Value
Communication Services — 4.7%
AT&T, Inc.	4.250%	03/01/27	$600,000	$600,311
CBS Corporation	7.875%	07/30/30	500,000	644,043
Charter Communications Operating, LLC	4.500%	02/01/24	455,000	466,332
Crown Castle International Corporation	4.000%	03/01/27	600,000	589,816
Spring Spectrum Company, L.P., 144A	5.152%	03/20/28	655,000	659,913
				2,960,415
Consumer Discretionary — 2.7%
Dollar Tree, Inc.	4.000%	05/15/25	610,000	599,250
eBay, Inc.	3.600%	06/05/27	550,000	525,432
International Game Technology	5.500%	06/15/20	87,000	88,523
QVC, Inc.	4.450%	02/15/25	500,000	486,697
				1,699,902
Energy — 2.0%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	600,000	616,663
Magellan Midstream Partners, L.P.	5.000%	03/01/26	600,000	638,357
				1,255,020
Financials — 11.4%
Air Lease Corporation	4.250%	09/15/24	625,000	624,914
Antares Holdings, L.P.	6.000%	08/15/23	545,000	538,709
Ares Capital Corporation	3.500%	02/10/23	635,000	601,907
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	630,000	583,945
Bank of America Corporation	4.250%	10/22/26	650,000	652,824
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	613,274
Fidelity National Information Services, Inc.	3.000%	08/15/26	600,000	559,525
Icahn Enterprises, L.P.	6.250%	02/01/22	300,000	308,940
International Lease Finance Corporation	5.875%	08/15/22	600,000	638,080
Morgan Stanley	4.000%	07/23/25	650,000	660,658
NewMark Group, Inc., 144A	6.125%	11/15/23	175,000	175,941
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	596,829
SVB Financial Group	3.500%	01/29/25	625,000	606,363
				7,161,909
Health Care — 3.5%
Boston Scientific Corporation	3.750%	03/01/26	575,000	575,817
Celgene Corporation	3.900%	02/20/28	600,000	588,618
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.750%	10/15/24	550,000	563,689

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 33.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 3.5% (Continued)
HCA Healthcare, Inc.	5.250%	06/15/26	$450,000	$474,605
				2,202,729
Industrials — 3.7%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	582,000	591,254
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	319,049	324,281
Roper Technologies, Inc.	3.650%	09/15/23	600,000	602,904
United Airlines, Series 2016-1B	3.650%	07/07/27	580,613	565,850
US Airways, Inc. Pass-Through Certificates, Series 2012-2A	4.625%	12/03/26	218,875	224,988
				2,309,277
Information Technology — 2.0%
Autodesk, Inc.	4.375%	06/15/25	600,000	609,210
CA, Inc.	4.500%	08/15/23	625,000	627,298
				1,236,508
Materials — 1.7%
Martin Marietta Materials, Inc.	3.500%	12/15/27	600,000	556,733
Packaging Corporation of America	3.400%	12/15/27	550,000	522,067
				1,078,800
Real Estate — 1.0%
American Campus Communities, Inc.	4.125%	07/01/24	600,000	605,037

Utilities — 1.0%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	550,000	619,979

Total Corporate Bonds (Cost $21,428,058)				$21,129,576

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (b) (Cost $1,502,108)	1,502,108	$1,502,108

Total Investments at Value — 99.5% (Cost $62,682,453)		$62,500,737

Other Assets in Excess of Liabilities — 0.5%		313,461

Net Assets — 100.0%		$62,814,198

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,129,083 as of February 28, 2019, representing 12.9% of net assets (Note 9).

LIBOR - London Interbank Offered Rate.
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 - Cost of funds for the 11th District of San Francisco.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b) The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments February 28, 2019 (Unaudited)
U.S. TREASURY OBLIGATIONS — 5.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	2.000%	01/31/20	$1,245,000	$1,238,921
U.S. Treasury Notes	2.375%	04/30/20	1,000,000	997,969
U.S. Treasury Notes	2.625%	08/15/20	2,218,000	2,219,993
U.S. Treasury Notes	3.625%	02/15/21	1,859,000	1,897,705
Total U.S. Treasury Obligations (Cost $6,331,203)				$6,354,588

MORTGAGE-BACKED SECURITIES — 46.8%	Coupon	Maturity	Par Value	Value
Commercial — 19.9%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	3.690%	10/25/34	$237,485	$240,910
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	3.330%	07/25/33	234,621	225,109
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	31,391	32,347
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	133,886	134,628
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	3.270%	10/25/34	674,596	666,552
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.656%	03/20/35	189,565	190,783
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	3.170%	11/25/34	5,244	5,226
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	1,442	1,452
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	4.680%	09/25/35	299,938	304,059
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	434,463	431,922
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	3.690%	11/25/34	316,232	321,031

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.9% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	03/25/19	$30,338	$20,802
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	09/25/19	5,898	5,917
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	3.270%	11/25/34	1,206,138	1,199,633
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	18,490	6,472
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	4.117%	03/25/34	453,553	460,271
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.281%	09/25/34	469,931	469,230
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	949,000	942,323
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	11,502	11,486
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	3.390%	11/25/34	63,885	63,934
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.318%	10/25/33	88,141	90,698
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	66,894	67,367
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.990%	06/25/35	124,991	118,885
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	3.150%	12/25/34	167,998	168,010
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	466,543	478,757
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.596%	09/25/35	73,119	74,877
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	3.040%	06/19/34	94,569	90,833
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	3.090%	05/25/35	303,551	298,883

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.9% (Continued)
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	2.990%	05/25/37	$315,565	$313,057
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	3.010%	01/25/36	448,352	442,439
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	4.117%	10/25/33	169,603	168,582
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	785,007	780,315
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.700%	04/21/34	285,091	292,615
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.239%	07/25/34	323,383	326,263
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.273%	09/25/32	748,371	806,575
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	579,478	603,669
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	525,138	537,623
MASTR Asset Securitization Trust, Series 2004-8-3A1 (a)	5.250%	08/25/19	35,376	31,690
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	108,907	109,475
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	753,108	756,928
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	3.170%	04/25/28	89,624	86,270
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	3.390%	04/25/34	31,555	31,350
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	744,146	745,919
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.677%	08/25/35	545,150	553,516

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.9% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	$758,096	$770,365
Oaks Mortgage Trust, Series 2015-1-A9	3.000%	04/25/46	439,657	437,254
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	948,332	938,327
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.336%	08/25/33	361,317	365,014
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	4.107%	05/25/35	130,818	128,791
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	6,561	6,681
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	110,834	106,791
Sequoia Mortgage Trust, 144A, Series 2014-4	3.000%	11/25/44	1,427,923	1,398,369
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	3.790%	11/25/33	699,317	707,413
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	4.354%	09/25/34	131,004	130,327
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	3.450%	08/25/33	199,881	200,299
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	3.190%	08/25/33	72,179	72,250
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	3.080%	07/19/34	805,665	792,420
Structured Asset Securities Corporation, Series 2002-9 (1MO T + 60) (a)	3.090%	10/25/27	329,106	326,352

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.9% (Continued)
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	4.257%	11/25/33	$255,527	$255,785
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	3.450%	08/25/34	104,605	104,009
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	319,105	323,341
Verizon Owner Trust, Series 2018-A1A (a)	3.230%	04/20/23	840,000	846,755
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.152%	08/25/33	147,293	151,229
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.231%	08/25/33	209,287	212,616
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.306%	02/27/34	48,270	47,428
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	23,519	23,708
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	4.684%	11/25/33	293,250	298,945
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	4.778%	01/25/34	240,664	247,390
Wells Fargo Mortgage-Backed Securities, Series 2005-AR9-3A1 (a)	4.466%	06/25/34	1,399,873	1,446,299
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.487%	07/25/34	36,400	37,457
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.487%	07/25/34	877,190	902,660
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	4.677%	06/25/35	252,034	259,438

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.9% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	4.628%	04/25/36	$110,433	$110,398
				25,356,794
Federal Home Loan Mortgage Corporation — 8.7%
FHLMC, Pool #J1-2630	4.000%	07/01/25	1,057,134	1,091,177
FHLMC, Series 3970-HA	3.000%	02/15/26	249,875	250,378
FHLMC, Series 3810-NB	4.000%	12/15/28	625,000	630,409
FHLMC, Series 2580-PY	4.000%	03/15/33	144,198	145,278
FHLMC, Series 4529-HA	3.000%	07/15/36	257,743	255,745
FHLMC, Series 3837-JA	4.000%	05/15/38	1,872	1,882
FHLMC, Series 3835-BA	4.000%	08/15/38	145,246	146,834
FHLMC, Series 3687-CB	2.500%	11/15/38	466,400	462,880
FHLMC, Series 4103-BG	2.500%	12/15/38	418,632	418,000
FHLMC, Series 4348-ME	2.500%	06/15/39	371,744	368,455
FHLMC, Series 3597-LH	4.500%	07/15/39	620,837	645,591
FHLMC, Series 3919-BG	3.000%	08/15/39	970,757	969,355
FHLMC, Series 4219-JA	3.500%	08/15/39	206,919	210,012
FHLMC, Series 4026-HA	3.500%	12/15/39	483,031	489,595
FHLMC, Series 4800-KE	3.500%	12/15/40	1,737,279	1,749,267
FHLMC, Series 4288-JA	2.500%	03/15/41	962,092	955,164
FHLMC, Series 4532-YA	3.500%	10/15/41	446,871	452,747
FHLMC, Series 4417-HD	2.250%	11/15/41	482,529	472,426
FHLMC, Series 4312-GA	2.500%	12/15/41	323,683	320,001
FHLMC, Series 4361-WA	3.500%	05/15/44	958,726	962,213
				10,997,409
Federal National Mortgage Association — 12.2%
FNMA, Series 2011-102-VA	3.500%	01/25/23	314,961	314,924
FNMA, Series 2003-48-TC	5.000%	06/25/23	80,419	82,797
FNMA, Series 2010-112-CY	4.000%	10/25/25	526,786	537,308
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,550,606	1,578,686
FNMA, Pool #AL0300	4.500%	06/01/26	401,201	412,311
FNMA, Pool #AL4309	4.000%	10/01/28	720,964	742,390
FNMA, Series 2005-80-BA	5.000%	04/25/29	217,778	227,571
FNMA, Series 2004-9-DH	4.000%	06/25/33	6,673	6,665
FNMA, Series 2005-109-PC	6.000%	12/25/35	186,061	199,699
FNMA, Series 2013-53-CL	3.000%	06/25/37	293,504	293,493
FNMA, Series 2013-62-QA	3.000%	06/25/37	2,399,179	2,403,465

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 12.2% (Continued)
FNMA, Series 2008-17-PA	4.500%	10/25/37	$484,175	$499,795
FNMA, Series 2014-91-PB	3.000%	02/25/38	486,289	485,885
FNMA, Series 2008-49-PA	5.000%	04/25/38	255,867	268,812
FNMA, Series 2010-152-DA	3.000%	05/25/39	875,324	876,694
FNMA, Series 2011-15-W (a)	3.530%	06/25/39	245,229	247,288
FNMA, Series 2013-83-A	3.500%	09/25/39	1,053,531	1,067,396
FNMA, Series 2009-94-DA	4.500%	10/25/39	679,674	705,988
FNMA, Series 2010-135-EA	3.000%	01/25/40	486,302	484,326
FNMA, Series 2010-109-N	3.000%	10/25/40	479,364	476,209
FNMA, Series 2012-102-PA	4.500%	03/25/41	213,634	217,490
FNMA, Series 2015-55-QA	3.500%	10/25/42	679,308	684,106
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,191,371	1,175,091
FNMA, Series 2014-80-KA	2.000%	03/25/44	337,029	309,638
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,248,637	1,196,636
				15,494,663
Government National Mortgage Association — 5.9%
GNMA, Pool #GN615735	5.000%	07/15/23	131,646	139,861
GNMA, Series 2010-90-LJ	3.000%	10/16/37	259,555	259,704
GNMA, Series 2012-3-LA	3.500%	03/20/38	409,490	410,376
GNMA, Series 2011-82-EH	2.000%	09/20/38	114,934	114,301
GNMA, Series 2010-10-NH	4.000%	12/20/38	87,741	88,746
GNMA, Series 2010-53-PA	4.000%	04/20/39	255,956	259,100
GNMA, Series 2010-115-HW	3.500%	05/20/39	95,854	95,583
GNMA, Series 2011-26-PA	4.000%	07/20/40	689,016	707,634
GNMA, Series 2012-10-LD	3.000%	07/20/40	348,680	350,423
GNMA, Series 2010-144PA	3.000%	09/16/40	414,298	415,192
GNMA, Series 2011-138-PJ	2.500%	06/20/41	433,419	430,382
GNMA, Series 2015-18-PA	3.000%	04/20/43	832,994	829,475
GNMA, Series 2014-184-ED	3.000%	12/20/43	641,146	641,750
GNMA, Series 2019-19 (a)	3.150%	04/16/50	1,250,000	1,237,580
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	1,587,350	1,564,203
				7,544,310
Small Business Administration — 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	57,890	59,101
SBA, Series 2007-20K-1	5.510%	11/01/27	77,533	82,621
				141,722

Total Mortgage-Backed Securities (Cost $59,776,010)				$59,534,898

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MUNICIPAL BONDS — 1.2%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.250%	09/02/20	$835,000	$827,443
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series B	1.750%	08/01/20	750,000	736,710
Total Municipal Bonds (Cost $1,580,044)				$1,564,153

ASSET-BACKED SECURITIES — 3.7%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 15-1A A2II	3.980%	02/20/45	$1,300,800	$1,304,052
Flagship Credit Auto Trust, 144A, Series 2016-3	2.720%	07/15/22	2,000,000	1,989,442
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	1,489,000	1,467,624
Total Asset-Backed Securities (Cost $4,782,847)				$4,761,118

CORPORATE BONDS — 40.6%	Coupon	Maturity	Par Value	Value
Communication Services — 1.7%
Interpublic Group of Companies, Inc. (The)	3.500%	10/01/20	$1,000,000	$1,005,016
Sprint Spectrum Company, L.P., 144A	3.360%	03/20/23	1,134,375	1,127,285
				2,132,301
Consumer Discretionary — 2.4%
Choice Hotels International, Inc.	5.700%	08/28/20	1,030,000	1,058,325
D.R. Horton, Inc.	4.000%	02/15/20	750,000	755,632
Hyatt Hotels Corporation	5.375%	08/15/21	1,062,000	1,103,620
International Game Technology	5.500%	06/15/20	110,000	111,925
				3,029,502
Consumer Staples — 1.5%
Constellation Brands, Inc.	2.250%	11/06/20	1,000,000	983,952
Procter & Gamble Company (The)	9.360%	01/01/21	889,434	945,328
				1,929,280
Energy — 4.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	930,032
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	900,000
EQT Corporation	4.875%	11/15/21	1,025,000	1,052,565

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 40.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 4.5% (Continued)
Kinder Morgan, Inc.	5.300%	09/15/20	$1,045,000	$1,077,091
Magellan Midstream Partners, L.P.	4.250%	02/01/21	1,085,000	1,105,362
Newfield Exploration Company	5.750%	01/30/22	625,000	657,812
				5,722,862
Financials — 15.4%
Ally Financial, Inc.	4.125%	02/13/22	750,000	754,922
American Tower Corporation	5.900%	11/01/21	1,010,000	1,071,582
Ameriprise Financial, Inc.	5.300%	03/15/20	1,000,000	1,024,056
Ares Capital Corporation	3.625%	01/19/22	1,000,000	982,879
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	455,000	471,833
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	900,000	945,979
Bank of America Corporation	2.151%	11/09/20	1,000,000	986,498
Bank One Corporation (b)	8.530%	03/01/19	450,000	450,000
Citizens Bank, N.A.	2.250%	10/30/20	545,000	537,079
Crown Castle International Corporation	3.400%	02/15/21	900,000	902,338
Digital Realty Trust, L.P.	5.250%	03/15/21	415,000	428,197
Digital Realty Trust, L.P.	3.950%	07/01/22	615,000	622,935
Discover Financial Services	10.250%	07/15/19	1,040,000	1,065,055
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	1,006,849
First Horizon National Corporation	3.500%	12/15/20	720,000	721,913
FS KKR Capital Corporation	4.750%	05/15/22	1,020,000	1,017,401
Goldman Sachs Group, Inc.	5.250%	07/27/21	1,000,000	1,045,598
Huntington National Bank	3.250%	05/14/21	750,000	752,769
JPMorgan Chase & Company	4.350%	08/15/21	1,020,000	1,050,572
KKR Group Finance Company, 144A	6.375%	09/29/20	715,000	746,698
Morgan Stanley	5.750%	01/25/21	900,000	943,179
Protective Life Corporation	7.375%	10/15/19	900,000	924,544
SVB Financial Group	5.375%	09/15/20	1,057,000	1,087,440
				19,540,316
Health Care — 4.4%
Allergan Funding SCS	3.000%	03/12/20	750,000	749,558
Celgene Corporation	2.875%	02/19/21	900,000	894,013
CVS Health Corporation	3.350%	03/09/21	395,000	396,122
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	539,421
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	503,150

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 40.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 4.4% (Continued)
HCA Healthcare, Inc.	6.500%	02/15/20	$780,000	$803,337
Humana, Inc.	2.500%	12/15/20	900,000	889,423
McKesson Corporation	3.650%	11/30/20	810,000	815,438
				5,590,462
Industrials — 5.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	85,000	85,442
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	449,587	456,736
America West Airlines Pass-Through Certificates, Series 2000-1	8.057%	07/02/20	25,184	26,453
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	919,392	934,470
Burlington Northern Santa Fe, LLC	4.100%	06/01/21	250,000	256,485
Continental Airlines Pass-Through Certificates, Series 2000-1	8.048%	11/01/20	57,182	58,846
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	888,709	909,060
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	544,365	567,011
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	61,051	64,715
Delta Air Lines Pass-Through Certificates, Series 2009-1A	7.750%	12/17/19	535,591	551,530
Roper Technologies, Inc.	2.800%	12/15/21	1,000,000	986,233
Ryder Systems, Inc.	2.875%	09/01/20	1,100,000	1,096,760
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	780,100	815,204
				6,808,945
Information Technology — 3.7%
Analog Devices, Inc.	2.950%	01/12/21	820,000	816,238
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,021,826
Baidu, Inc.	3.000%	06/30/20	765,000	762,609

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 40.6% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 3.7% (Continued)
Broadcom Corporation	3.000%	01/15/22	$1,015,000	$996,697
Dell, Inc.	4.420%	06/15/21	1,040,000	1,058,779
				4,656,149
Materials — 1.2%
Incitec Pivot Finance, LLC, 144A	6.000%	12/10/19	1,160,000	1,181,980
Packaging Corporation of America	2.450%	12/15/20	375,000	370,285
				1,552,265
Real Estate — 0.5%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	664,719

Total Corporate Bonds (Cost $51,741,097)				$51,626,801

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (c) (Cost $3,071,715)	3,071,715	$3,071,715

Total Investments at Value — 99.7% (Cost $127,282,916)		$126,913,273

Other Assets in Excess of Liabilities — 0.3%		363,141

Net Assets — 100.0%		$127,276,414

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,333,652 as of February 28, 2019, representing 13.6% of net assets (Note 9).

LIBOR - London Interbank Offered Rate.
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
COF 11 - Cost of funds for the 11th District of San Francisco.
1YCMT - Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.
T - U.S. Treasury Note.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b) Step coupon. Rate shown is the coupon in effect as of February 28, 2019.
(c) The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments February 28, 2019 (Unaudited)
CORPORATE BONDS — 96.1%	Coupon	Maturity	Par Value	Value
Communication Services — 14.1%
Altice Financing S.A., 144A	6.625%	02/15/23	$600,000	$613,500
Clear Channel Worldwide Holdings, Inc.	6.500%	11/15/22	600,000	612,750
CSC Holdings, LLC	5.250%	06/01/24	600,000	599,796
Hughes Satellite Systems Corporation	7.625%	06/15/21	700,000	750,750
Radio One, Inc., 144A	7.375%	04/15/22	550,000	526,625
SBA Communications Corporation	4.000%	10/01/22	575,000	569,250
Sirius XM Radio, Inc., 144A	4.625%	05/15/23	600,000	606,750
Sprint Corporation	7.125%	06/15/24	600,000	618,000
Townsquare Media, Inc., 144A	6.500%	04/01/23	600,000	553,500
Tribune Media Company	5.875%	07/15/22	500,000	508,750
				5,959,671
Consumer Discretionary — 20.8%
AMC Entertainment Holdings, Inc.	5.875%	02/15/22	500,000	505,000
APX Group Holdings, Inc.	8.750%	12/01/20	600,000	596,250
AV Homes, Inc.	6.625%	05/15/22	600,000	618,750
Carrols Restaurant Group, Inc.	8.000%	05/01/22	625,000	641,406
Carvana Company, 144A	8.875%	10/01/23	600,000	582,000
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	523,750
Garda World Security Corporation, 144A	7.250%	11/15/21	625,000	625,000
International Game Technology	6.250%	02/15/22	500,000	522,500
Intrepid Aviation Group Holdings, 144A	8.500%	08/15/21	600,000	612,000
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	600,000	646,500
LIN Television Corporation	5.875%	11/15/22	500,000	511,250
MGM Resorts International	6.000%	03/15/23	600,000	629,250
Party City Holdings, Inc.	6.125%	08/15/23	600,000	608,250
Rent-A-Center, Inc.	6.625%	11/15/20	600,000	597,750
Rivers Pittsburgh Borrower, L.P., 144A	6.125%	08/15/21	600,000	600,000
				8,819,656
Consumer Staples — 4.0%
B&G Foods, Inc.	4.625%	06/01/21	500,000	499,219
Ingles Markets, Inc.	5.750%	06/15/23	600,000	610,500
Prestige Brands, Inc., 144A	6.375%	03/01/24	600,000	603,000
				1,712,719

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 13.4%
Chesapeake Energy Corporation	5.750%	03/15/23	$600,000	$579,000
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	513,260
Enviva Partners, L.P.	8.500%	11/02/21	600,000	624,000
Genesis Energy, L.P.	6.000%	05/15/23	600,000	601,494
Newfield Exploration Company	5.750%	01/30/22	500,000	526,250
Oasis Petroleum, Inc.	6.875%	01/15/23	564,000	560,475
SemGroup Corporation	5.625%	11/15/23	600,000	561,000
SESI, LLC	7.125%	12/15/21	600,000	555,000
SM Energy Company	5.000%	01/15/24	600,000	564,750
Unit Corporation	6.625%	05/15/21	600,000	588,000
				5,673,229
Financials — 18.9%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	574,000	543,148
Acrisure LLC, 144A	8.125%	02/15/24	600,000	614,250
Antares Holdings, L.P.	6.000%	08/15/23	600,000	593,074
Ardonagh Midco 3 plc, 144A	8.625%	07/15/23	600,000	528,000
Credit Acceptance Corporation	7.375%	03/15/23	500,000	515,625
Icahn Enterprises, L.P.	6.250%	02/01/22	600,000	617,880
iStar, Inc.	6.000%	04/01/22	500,000	499,375
Jefferies Finance, LLC	6.875%	04/15/22	605,000	603,487
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	600,000	586,500
Ladder Capital Finance Holdings, 144A	5.250%	03/15/22	600,000	609,000
NewMark Group, Inc., 144A	6.125%	11/15/23	600,000	603,225
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	616,500
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	500,000	496,250
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	530,000	558,885
				7,985,199
Health Care — 9.7%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	600,000	597,000
Halyard Health, Inc.	6.250%	10/15/22	500,000	510,625
HCA Holdings, Inc.	5.875%	05/01/23	500,000	528,750
Horizon Pharma, Inc.	6.625%	05/01/23	600,000	618,000
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	654,912
Select Medical Corporation	6.375%	06/01/21	550,000	552,063
Tenet Healthcare Corporation	8.125%	04/01/22	600,000	640,500
				4,101,850

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 6.7%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	$130,000	$130,676
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	384,921	391,041
DynCorp International, Inc. (a)	11.875%	11/30/20	503,308	515,891
Fortress Transportation & Infrastructure Investors, LLC, 144A	6.750%	03/15/22	595,000	606,602
GFL Environmental, Inc., 144A	5.625%	05/01/22	600,000	579,000
XPO Logistics, Inc., 144A	6.125%	09/01/23	600,000	598,500
				2,821,710
Information Technology — 1.4%
Exela Intermediate, LLC, 144A	10.000%	07/15/23	600,000	612,000

Materials — 7.1%
Berry Plastics Holding Corporation	5.125%	07/15/23	600,000	600,750
Cascades, Inc., 144A	5.750%	07/15/23	600,000	588,000
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	600,000	589,500
Mercer International, Inc.	6.500%	02/01/24	630,000	642,600
OI European Group BV, 144A	4.000%	03/15/23	600,000	586,500
				3,007,350

Total Corporate Bonds (Cost $40,741,896)				$40,693,384

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 2.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (b) (Cost $971,453)	971,453	$971,453

Total Investments at Value — 98.4% (Cost $41,713,349)		$41,664,837

Other Assets in Excess of Liabilities — 1.6%		684,822

Net Assets — 100.0%		$42,349,659

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $15,874,864 as of February 28, 2019, representing 37.5% of net assets (Note 9).

(a)	Payment-in-kind bond.
(b)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Assets and Liabilities February 28, 2019 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
ASSETS
Investments in securities:
At cost	$62,682,453	$127,282,916	$41,713,349
At value (Note 2)	$62,500,737	$126,913,273	$41,664,837
Cash	1,835	—	—
Receivable for capital shares sold	—	20,000	—
Dividends and interest receivable	386,787	779,077	754,027
Other assets	19,314	24,047	16,303
TOTAL ASSETS	62,908,673	127,736,397	42,435,167

LIABILITIES
Dividends payable	68,103	107,173	49,136
Payable for capital shares redeemed	2,886	283,378	8,788
Payable to Adviser (Note 4)	1,152	36,519	10,529
Payable to administrator (Note 4)	8,750	13,255	7,395
Other accrued expenses	13,584	19,658	9,660
TOTAL LIABILITIES	94,475	459,983	85,508

NET ASSETS	$62,814,198	$127,276,414	$42,349,659

Net assets consist of:
Paid-in capital	$63,412,687	$129,515,999	$42,912,018
Accumulated deficit	(598,489)	(2,239,585)	(562,359)
NET ASSETS	$62,814,198	$127,276,414	$42,349,659

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$62,814,198	$127,276,414	$42,349,659
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	6,523,873	12,969,209	4,263,927
Net asset value, offering and redemption price per share (Note 2)	$9.63	$9.81	$9.93

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Operations For the Six Months Ended February 28, 2019 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$1,050,435	$1,945,384	$1,239,575
Dividends	15,158	36,138	12,143
TOTAL INCOME	1,065,593	1,981,522	1,251,718

EXPENSES
Investment advisory fees (Note 4)	145,496	235,451	155,364
Administration fees (Note 4)	23,272	50,302	16,572
Professional fees	21,150	21,150	21,150
Pricing costs	21,136	30,166	9,414
Fund accounting fees (Note 4)	17,909	21,732	17,075
Custodian and bank service fees	11,192	18,533	6,442
Trustees’ fees and expenses (Note 4)	11,117	11,117	11,117
Registration and filing fees	9,652	10,224	6,588
Compliance service fees (Note 4)	6,000	6,000	6,000
Transfer agent fees (Note 4)	6,000	6,000	6,000
Other expenses	8,324	9,542	8,889
TOTAL EXPENSES	281,248	420,217	264,611
Less fee reductions by the Adviser (Note 4)	(106,653)	(16,585)	(67,817)
NET EXPENSES	174,595	403,632	196,794

NET INVESTMENT INCOME	890,998	1,577,890	1,054,924

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(156,438)	(304,903)	(243,072)
Net change in unrealized appreciation (depreciation) on investments	331,858	791,365	(111,214)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	175,420	486,462	(354,286)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,066,418	$2,064,352	$700,638

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
FROM OPERATIONS
Net investment income	$890,998	$1,711,709
Net realized losses from investment transactions	(156,438)	(94,721)
Net change in unrealized appreciation (depreciation) on investments	331,858	(1,637,431)
Net increase (decrease) in net assets from operations	1,066,418	(20,443)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(926,732)	(1,973,405)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	10,915,498	15,995,403
Reinvestments of distributions to shareholders	519,110	1,152,276
Payments for shares redeemed	(8,780,123)	(17,934,124)
Net increase (decrease) in net assets from capital share transactions	2,654,485	(786,445)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,794,171	(2,780,293)

NET ASSETS
Beginning of period	60,020,027	62,800,320
End of period	$62,814,198	$60,020,027

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,137,839	1,647,661
Shares issued in reinvestment of distributions to shareholders	54,307	118,839
Shares redeemed	(921,009)	(1,853,270)
Net increase (decrease) in shares outstanding	271,137	(86,770)
Shares outstanding, beginning of period	6,252,736	6,339,506
Shares outstanding, end of period	6,523,873	6,252,736

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended August 31, 2018, distributions to shareholders for Institutional Shares consisted of $1,823,424 and $149,981 from net investment income and net realized gains on investments, respectively. Undistributed net investment income as of August 31, 2018 was $8,375.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
FROM OPERATIONS
Net investment income	$1,577,890	$2,720,145
Net realized losses from investment transactions	(304,903)	(138,014)
Net change in unrealized appreciation (depreciation) on investments	791,365	(1,620,345)
Net increase in net assets from operations	2,064,352	961,786

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,817,812)	(3,170,474)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	25,865,302	50,401,346
Reinvestments of distributions to shareholders	1,188,501	2,082,169
Payments for shares redeemed	(28,277,432)	(49,674,385)
Net increase (decrease) in net assets from capital share transactions	(1,223,629)	2,809,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	(977,089)	600,442

NET ASSETS
Beginning of period	128,253,503	127,653,061
End of period	$127,276,414	$128,253,503

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,643,822	5,107,668
Shares issued in reinvestment of distributions to shareholders	121,463	211,425
Shares redeemed	(2,884,046)	(5,038,614)
Net increase (decrease) in shares outstanding	(118,761)	280,479
Shares outstanding, beginning of period	13,087,970	12,807,491
Shares outstanding, end of period	12,969,209	13,087,970

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended August 31, 2018, distributions to shareholders for Institutional Shares consisted of net investment income. As of August 31, 2018, undistributed net investment income was $19,005.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Statements of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
FROM OPERATIONS
Net investment income	$1,054,924	$2,297,649
Net realized losses from investment transactions	(243,072)	(256,922)
Net change in unrealized appreciation (depreciation) on investments	(111,214)	(697,181)
Net increase in net assets from operations	700,638	1,343,546

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,056,222)	(2,612,850)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	10,657,274	13,047,918
Reinvestments of distributions to shareholders	732,765	1,728,694
Payments for shares redeemed	(10,414,484)	(16,674,978)
Net increase (decrease) in net assets from capital share transactions	975,555	(1,898,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	619,971	(3,167,670)

NET ASSETS
Beginning of period	41,729,688	44,897,358
End of period	$42,349,659	$41,729,688

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,078,025	1,276,833
Shares issued in reinvestment of distributions to shareholders	74,709	170,745
Shares redeemed	(1,063,075)	(1,639,087)
Net increase (decrease) in shares outstanding	89,659	(191,509)
Shares outstanding, beginning of period	4,174,268	4,365,777
Shares outstanding, end of period	4,263,927	4,174,268

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended August 31, 2018, distributions to shareholders for Institutional Shares consisted of $2,297,135 and $315,715 from net investment income and net realized gains on investments, respectively. Undistributed net investment income as of August 31, 2018 was $7,095.

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2019 (Unaudited)		Year Ended Aug. 31, 2018		Year Ended Aug. 31, 2017		Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014
Net asset value at beginning of period	$9.60		$9.91		$9.97		$9.76	$9.93	$9.66

Income (loss) from investment operations:
Net investment income	0.15		0.27		0.25		0.25	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.03		(0.27)		(0.00	)(a)	0.25	(0.07)	0.39
Total from investment operations	0.18		(0.00	)(a)	0.25		0.50	0.17	0.62

Less distributions:
From net investment income	(0.15)		(0.29)		(0.28)		(0.27)	(0.27)	(0.26)
From net realized gains on investments	—		(0.02)		(0.03)		(0.02)	(0.07)	(0.09)
Total distributions	(0.15)		(0.31)		(0.31)		(0.29)	(0.34)	(0.35)

Net asset value at end of period	$9.63		$9.60		$9.91		$9.97	$9.76	$9.93

Total return (b)	1.90	%(c)	0.01%		2.51%		5.25%	1.74%	6.58%

Net assets at end of period (000’s)	$62,814		$60,020		$62,800		$66,869	$64,171	$64,565

Ratio of total expenses to average net assets (d)	0.97	%(e)	0.95%		0.95%		0.93%	0.92%	0.95%

Ratio of net expenses to average net assets	0.60	%(e)	0.60%		0.60%		0.60%	0.60%	0.60%

Ratio of net investment income to average net assets	3.06	%(e)	2.77%		2.53%		2.51%	2.40%	2.30%

Portfolio turnover rate	19	%(c)	46%		37%		38%	129%	421%

(a)	Rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.
(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(e)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2019 (Unaudited)		Year Ended Aug. 31, 2018	Year Ended Aug. 31, 2017	Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015	Year Ended Aug. 31, 2014
Net asset value at beginning of period	$9.80		$9.97	$9.99	$9.98	$10.07	$9.89

Income (loss) from investment operations:
Net investment income	0.11		0.21	0.18	0.20	0.19	0.18
Net realized and unrealized gains (losses) on investments	0.03		(0.14)	0.03	0.03	(0.06)	0.19
Total from investment operations	0.14		0.07	0.21	0.23	0.13	0.37

Less distributions:
From net investment income	(0.13)		(0.24)	(0.23)	(0.22)	(0.21)	(0.19)
From net realized gains on investments	—		—	—	—	(0.01)	—
Total distributions	(0.13)		(0.24)	(0.23)	(0.22)	(0.22)	(0.19)

Net asset value at end of period	$9.81		$9.80	$9.97	$9.99	$9.98	$10.07

Total return (a)	1.46	%(b)	0.73%	2.15%	2.35%	1.39%	3.77%

Net assets at end of period (000’s)	$127,276		$128,254	$127,653	$139,748	$74,999	$63,322

Ratio of total expenses to average net assets (c)	0.62	%(d)	0.65%	0.66%	0.71%	0.75%	0.89%

Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of net investment income to average net assets	2.35	%(d)	2.09%	1.82%	1.96%	1.89%	1.81%

Portfolio turnover rate	32	%(b)	51%	55%	45%	63%	61%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(b)	Not annualized.
(c)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(d)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 28, 2019 (Unaudited)		Year Ended Aug. 31, 2018	Year Ended Aug. 31, 2017	Period Ended Aug. 31, 2016 (a)
Net asset value at beginning of period	$10.00		$10.28	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.25		0.52	0.58	0.49
Net realized and unrealized gains (losses) on investments	(0.07)		(0.21)	0.26	0.02
Total from investment operations	0.18		0.31	0.84	0.51

Less distributions:
From net investment income	(0.25)		(0.52)	(0.58)	(0.49)
From net realized gains on investments	—		(0.07)	—	(0.00	)(b)
Total distributions	(0.25)		(0.59)	(0.58)	(0.49)

Net asset value at end of period	$9.93		$10.00	$10.28	$10.02

Total return (c)	1.85	%(d)	3.08%	8.63%	5.40	%(d)

Net assets at end of period (000’s)	$42,350		$41,730	$44,897	$42,535

Ratio of total expenses to average net assets (e)	1.28	%(f)	1.25%	1.29%	1.23	%(f)

Ratio of net expenses to average net assets	0.95	%(f)	0.95%	0.95%	0.95	%(f)

Ratio of net investment income to average net assets	5.09	%(f)	5.08%	5.69%	5.94	%(f)

Portfolio turnover rate	46	%(d)	78%	108%	103	%(d)

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.
(b)	Rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(d)	Not annualized.
(e)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(f)	Annualized.

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements
February 28, 2019 (Unaudited)

1. Organization

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity. The investment objective of First Western Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with GAAP. The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement – In March, 2017, FASB issued Accounting Standards Update No. 2017-08 ("ASU 2017-08"), "Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities." ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to accrete to maturity. ASU 2017-08 is effective for

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$9,117,134	$—	$9,117,134
U.S. Government Agency Obligations	—	2,457,107	—	2,457,107
Mortgage-Backed Securities	—	26,140,606	—	26,140,606
Municipal Bonds	—	832,257	—	832,257
Asset-Backed Securities	—	1,321,949	—	1,321,949
Corporate Bonds	—	21,129,576	—	21,129,576
Money Market Funds	1,502,108	—	—	1,502,108
Total	$1,502,108	$60,998,629	$—	$62,500,737

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,354,588	$—	$6,354,588
Mortgage-Backed Securities	—	59,534,898	—	59,534,898
Municipal Bonds	—	1,564,153	—	1,564,153
Asset-Backed Securities	—	4,761,118	—	4,761,118
Corporate Bonds	—	51,626,801	—	51,626,801
Money Market Funds	3,071,715	—	—	3,071,715
Total	$3,071,715	$123,841,558	$—	$126,913,273

First Western Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$40,693,384	$—	$40,693,384
Money Market Funds	971,453	—	—	971,453
Total	$971,453	$40,693,384	$—	$41,664,837

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

As of February 28, 2019, the Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2019 and August 31, 2018 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
First Western Fixed Income Fund:
February 28, 2019	$926,732	$—	$926,732
August 31, 2018	$1,937,717	$35,688	$1,973,405

First Western Short Duration Bond Fund:
February 28, 2019	$1,817,812	$—	$1,817,812
August 31, 2018	$3,170,474	$—	$3,170,474

First Western Short Duration High Yield Credit Fund:
February 28, 2019	$1,056,222	$—	$1,056,222
August 31, 2018	$2,441,680	$171,170	$2,612,850

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

On March 29, 2019, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund paid net investment income dividends of $0.0231, $0.0216 and $0.0398 per share, respectively, to shareholders of record on March 28, 2019.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2019:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Tax cost of portfolio investments	$62,682,453	$127,282,916	$41,723,714
Gross unrealized appreciation	$539,752	$438,162	$366,742
Gross unrealized depreciation	(721,468)	(807,805)	(425,619)
Net unrealized depreciation on investments	(181,716)	(369,643)	(58,877)
Accumulated ordinary income	75,797	119,475	54,933
Capital loss carryforwards	—	(1,342,860)	—
Other losses	(424,467)	(539,384)	(509,279)
Distributions payable	(68,103)	(107,173)	(49,136)
Accumulated deficit	$(598,489)	$(2,239,585)	$(562,359)

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2018, First Western Short Duration Bond Fund had capital loss carryforwards for federal income tax purposes of $1,342,860, of which $687,932 is short-term and $654,928 is long-term. These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2019, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$6,713,391	$27,732,035	$19,614,264
Proceeds from sales and maturities of investment securities	$8,344,847	$35,556,182	$18,385,201

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

During the six months ended February 28, 2019, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$6,114,692	$14,130,806	$—
Proceeds from sales and maturities of U.S. government long-term securities	$2,726,423	$9,393,558	$—

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

The Adviser is a wholly-owned subsidiary of First Western Financial, Inc., a financial holding company.

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2020 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of First Western Fixed Income Fund and First Western Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of First Western Short Duration High Yield Credit Fund. During the six months ended February 28, 2019, the Adviser reduced its advisory fees by $106,653, $16,585 and $67,817 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2019, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $654,929, $209,032 and $398,748 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
August 31, 2019	$106,037	$44,042	$50,586
August 31, 2020	224,175	81,656	143,951
August 31, 2021	218,064	66,749	136,394
February 28, 2022	106,653	16,585	67,817
	$654,929	$209,032	$398,748

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus or UFD.

TRUSTEES’ COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $30,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proprotionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2019, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
First Western Fixed Income Fund
Mitra & Company (for the benefit of its customers)	51%
Maril & Company (for the beneift of its customers)	40%

First Western Short Duration Bond Fund
Mitra & Company (for the benefit of its customers)	60%
Maril & Company (for the beneift of its customers)	32%

First Western Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	97%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund and First Western Short Duration Bond Fund each have an uncommitted $3,500,000 senior secured line of credit with its custodian bank which expires on December 11, 2019. First Western Short Duration High Yield Credit Fund has an uncommitted $3,000,000 senior secured line of credit with its custodian bank which expires on December 11, 2019. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. During the six months ended February 28, 2019, none of the Funds borrowed under its line of credit.

7. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of February 28, 2019, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.6% and 46.8%, respectively, of the value of their net assets invested in mortgage-backed securities.

8. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2019, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 12.9%, 13.6% and 37.5%, respectively of the value of their net assets invested in Rule 144A securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the payment of net investment income dividends on March 29, 2019, as disclosed in Note 2.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2018) and held until the end of the period (February 28, 2019).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
First Western Fixed Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,019.00	0.60%	$ 3.00
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.82	0.60%	$ 3.01

First Western Short Duration Bond Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,014.60	0.60%	$ 3.00
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.82	0.60%	$ 3.01

First Western Fixed Short Duration High Yield Credit Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,018.50	0.95%	$ 4.75
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76

(a)	Annualized, based on each Fund's most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.

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FIRST WESTERN FUNDS TRUST

Investment Adviser

First Western Capital
Management Company
1901 Avenue of the Stars
Suite 200
Los Angeles, CA 90067

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Debbie Silversmith
Debra L. McGinty-Poteet
E. Keith Wirtz

Executive Officers

John Sawyer, President, Principal Executive Officer
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniew, Secretary
Martin R. Dean, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President and Principal Executive Officer

Date	May 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President and Principal Executive Officer

Date	May 3, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 3, 2019

*	Print the name and title of each signing officer under his or her signature.